UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of September 30, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

UM Multi-Strategy Fund

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments

As of September 30, 2005 (Unaudited)

(Amounts in thousands)

Liquidity	Security Description	Value
Long-Term Investments— 97.7%
Portfolio Funds — 97.7% (i)
Convertible Arbitrage— 2.0%
Quarterly	Private Investors U.S. LP	$5,469
Event Driven - Distressed — 11.2%
Quarterly	Boldwater Cap Partner Fund	6,720
Quarterly	Chatham Asset Partners High Yield Fund LP	8,114
Quarterly	Contrarian Capital Fund LP	6,909
Quarterly	Mast Credit Opportunities I LP	9,412
		31,155
Event Driven - Multi Strategy — 3.0%
Annually	Canyon Value Realization Fund (Cayman), Ltd.	8,380

Long/Short - Europe — 5.1%
Quarterly	Glenrock Global Partners LP	8,002
Quarterly	Fuller & Thaler Long Short International Fund LP	6,270
		14,272
Long/Short - General — 21.8%
Quarterly	Atlas Capital Master Fund (QP) LP	6,086
Quarterly	Bonanza Partners LP	9,438
Quarterly	Fuller & Thaler Behavioral Finance Fund, Ltd.	7,137
Quarterly	The J-K Navigator Fund	4,922
Annually	Lafayette Street Partners	11,147
Quarterly	Newcastle Partners LP	8,172
Quarterly	SC Fundamental Value Fund LP	8,411
Quarterly	Spring Point Institutional Partners LP	5,373
		60,686
Long/Short - Japan — 2.9%
Quarterly	Standard Pacific Japan Fund LP	8,182
Long/Short - Sector — 36.1%
Quarterly	BP Capital Energy Equity Fund LP	12,944
Quarterly	CRM Windridge Partners LP	7,596
Quarterly	Crosslink Partners II LP	8,520
Quarterly	D3 Fund LLC	4,920
Quarterly	Longbow Partners LP	6,323
Quarterly	Oceanic Hedge Fund	7,891
Quarterly	Owenoke Associates Technology Fund LP	7,779
Quarterly	Symmetry Parallax Qualified Partners, PT	7,424
Quarterly	Technovision Partners LP	6,852
Quarterly	Vardon Partners, II LP	7,990
Quarterly	Ventana Partners II LP	6,627
Monthly	Vine Street Partners LP	9,386
Monthly	WPG Select Technology QP Fund LP	5,931
		100,183
Relative Value — 5.5%
Annually	The October Fund LP	7,214
Quarterly	Hourglass Fund LP	1,483
Quarterly	Recon Arbitrage Fund, Ltd.	6,713
		15,410
Short — 10.1%
Daily	Advanthedge Fund LP	3,132
Quarterly	Arcas Fund II LP	4,642
Quarterly	Contra Strategic Short LP	5,520
Monthly	HCM Hegemony Fund LP	3,175
Quarterly	Highgate Partners LP	1,351
Quarterly	Kingsford Captial Partners, LLC	5,209
Quarterly	Standard Pacific Credit Opportunities Fund LP	5,114
		28,143

	Total Portfolio Funds	$271,880
	(Cost $237,748)

1

Short-Term Investment — 0.0% (g)
Money Market Fund — 0.0% (g)
	Federated Prime Value Obligations Fund	—	(h)
	Total Short-Term Investment
	(Cost $0) (h)
Total Investments — 97.7%
(Cost $237,749)		$271,880
Other Assets in Excess of Liabilities — 2.3%		6,526
Net Assets — 100.0%		$278,406

Percentages indicated are based on net assets.

Abbreviations:

(g)           Amount rounds to less than 0.1%.

(h)           Amount rounds to less than one thousand.

(i)            Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,446
Aggregate gross unrealized depreciation	(4,315)
Net unrealized appreciation/depreciation	$34,131

Federal income tax cost of investments	$237,749

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
November 23, 2005